Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

CONDENSED BALANCE SHEETS

	December 31,
	2013	2014
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	630,670	234,034	37,719
Term deposits	—	685,633	110,504
Prepaid expenses and other current assets	187	7,591	1,223
Due from subsidiaries	11,771	—	—

Total current assets	642,628	927,258	149,446

Non-current assets:
Other non-current assets	—	8,421	1,357
Investment in subsidiaries	1,818,025	2,737,009	441,126

Total non-current assets	1,818,025	2,745,430	442,483

Total assets	2,460,653	3,672,688	591,929

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	20,707	4,772	769
Payable for repurchase of common stock	227,015	—	—
Due to subsidiaries		2,493	402
Due to related parties	567	—	—

Total current liabilities	248,289	7,265	1,171

Total liabilities	248,289	7,265	1,171

Commitments and Contingencies

Shareholders’ equity:
Class A ordinary shares(par value of US$0.01 per share; 99,931,211,060 shares authorized; 36,347,496 and 48,777,835 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	2,472	3,301	532
Class B ordinary shares(par value US$0.01 per share; 68,788,940 shares authorized; 68,788,940 and 61,824,328 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	4,677	4,183	674
Additional paid-in capital	1,949,013	2,649,111	426,959
Accumulated other comprehensive income	1,986	5,932	956
Retained earnings	254,216	1,002,896	161,637

Total shareholders’ equity	2,212,364	3,665,423	590,758

Total liabilities and shareholders’ equity	2,460,653	3,672,688	591,929

Condensed Statements of Comprehensive Income

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Operating expenses:
General and administrative expenses	(14,638)	(1,125)	(9,178)	(1,479)

Operating losses	(14,638)	(1,125)	(9,178)	(1,479)
Interest income	—	—	4,973	802
Equity in income of subsidiaries	227,519	457,287	752,885	121,342

Income before income taxes	212,881	456,162	748,680	120,665
Income tax expense	—	—	—	—

Net income	212,881	456,162	748,680	120,665

Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	252	1,734	3,946	636

Comprehensive income	213,133	457,896	752,626	121,301

Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Net cash used in operating activities	—	(3,294)	(8,908)	(1,436)

Net cash used in investing activities	—	—	(796,209)	(128,326)

Net cash generated from financing activities	—	632,865	404,754	65,235

Effect of exchange rate changes on cash and cash equivalents	—	1,099	3,727	600

Net increase(decrease) in cash and cash equivalents	—	630,670	(396,636)	(63,927)
Cash and cash equivalents at beginning of year	—	—	630,670	101,646

Cash and cash equivalents at end of year	—	630,670	234,034	37,719